Note 1 - Basis of Presentation and General Information (Details Textual)			6 Months Ended		12 Months Ended
	Sep. 03, 2025 USD ($)	May 30, 2018 shares	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Sep. 02, 2025 USD ($)	Oct. 14, 2024 USD ($)	Jan. 08, 2018
Number of Subsidiaries Contributed by Euroseas								7
Working Capital			$ (1,600,000)
Contract with Customer, Liability, Current			495,986		$ 247,294
Cash Provided by (Used in) Operating Activity, Including Discontinued Operation			387,689	$ 3,753,868
Cash and Cash Equivalent			6,206,706	4,408,348	6,711,327
Restricted Cash and Cash Equivalent			5,200,000
Payments to Acquire Vessels Under Construction			703	$ (0)
Term Sheet with Major Commercial Banking Institution [Member] | Subsequent Event [Member]
Debt Instrument, Face Amount	$ 26,000,000					$ 26,900,000
Acquisition of M/V Yannis Pittas [Member] | Subsequent Event [Member] | Eurobank S.A. [Member]
Debt Instrument, Face Amount	13,500,000
Proceeds from Issuance of Debt	$ 5,000,000
Vessels Under Construction [Member]
Contractual Obligation							$ 71,800,000
Payments to Acquire Vessels Under Construction			7,200,000		$ 7,200,000
Contractual Obligation, to be Paid, Year One			10,800,000
Contractual Obligation, to be Paid, Year Two			$ 53,800,000
The Pittas Family [Member] | Preferred Friends Investment Company, Inc [Member]
Subsidiary, Ownership Percentage, Noncontrolling Owner			48.20%
Preferred Class B [Member]
Stock Issued During Period, Shares, Percentage		50.00%
Common Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares		2,254,830